Acquisition of Business (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Acquisition of Business (Textual)
Additional amount of liability	$ 178	$ 178
Subsidiary [Member] | January 1, 2016 [Member]
Acquisition of Business (Textual)
Acquisition of business total consideration	886
Issuance of ordinary share value	$ 298
Issuance of ordinary shares	162,734
Loan conversion amount	$ 256
Cash payment acquisition	$ 154
Intangible assets amortized method	Straight-line method